UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803

Form 13F File Number:  028-13966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:

   /s/ Christine B. Nelson            Asheville, NC              May 15, 2013
   -----------------------            -------------              ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          118
                                         -----------

Form 13F Information Table Value Total:  $   149,362
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Exxon Mobil Corp.                           COM      30231G102       7,993      88,707 SH       SOLE                     SOLE
Pepsi Co                                    COM      713448108       6,554      82,845 SH       SOLE                     SOLE
Berkshire Hathaway B                        COM      084670702       5,228      50,172 SH       SOLE                     SOLE
General Electric Co.                        COM      369604103       4,950     214,098 SH       SOLE                     SOLE
Johnson & Johnson                           COM      478160104       4,740      58,140 SH       SOLE                     SOLE
Intel Corp                                  COM      458140100       3,574     166,075 SH       SOLE                     SOLE
Wal-Mart Stores Inc                         COM      931142103       3,521      47,060 SH       SOLE                     SOLE
Procter & Gamble                            COM      742718109       3,416      44,327 SH       SOLE                     SOLE
McDonalds Corp                              COM      580135101       3,363      33,730 SH       SOLE                     SOLE
Cisco Systems Inc                           COM      17275R102       3,321     158,917 SH       SOLE                     SOLE
Microsoft Corp                              COM      594918104       3,017     105,456 SH       SOLE                     SOLE
Walt Disney Co                              COM      254687106       2,852      50,214 SH       SOLE                     SOLE
Lowes Companies Inc                         COM      548661107       2,764      72,880 SH       SOLE                     SOLE
General Mills Inc                           COM      370334104       2,736      55,490 SH       SOLE                     SOLE
Sysco Corp                                  COM      871829107       2,705      76,898 SH       SOLE                     SOLE
Qualcomm Inc                                COM      747525103       2,696      40,277 SH       SOLE                     SOLE
Stryker                                     COM      863667101       2,646      40,565 SH       SOLE                     SOLE
Automatic Data Processing                   COM      053015103       2,589      39,805 SH       SOLE                     SOLE
Baxter International Inc                    COM      071813109       2,583      35,564 SH       SOLE                     SOLE
Emerson Electric                            COM      291011104       2,576      46,115 SH       SOLE                     SOLE
Wells Fargo & Co New                        COM      949746101       2,573      69,569 SH       SOLE                     SOLE
Streettracks Gold TRUST                     COM      78463V107       2,486      16,091 SH       SOLE                     SOLE
Apple Computer Inc                          COM      037833100       2,309       5,217 SH       SOLE                     SOLE
Lincoln National Corp                       COM      534187109       2,222      68,136 SH       SOLE                     SOLE
Intl Business Machines                      COM      459200101       2,206      10,342 SH       SOLE                     SOLE
Sigma Aldrich Corp                          COM      826552101       1,967      25,338 SH       SOLE                     SOLE
Deere & Co                                  COM      244199105       1,957      22,760 SH       SOLE                     SOLE
Conoco-Phillips                             COM      20825C104       1,918      31,905 SH       SOLE                     SOLE
Vanguard Bond Index Fund                    COM      921937827       1,604      19,808 SH       SOLE                     SOLE
iShares MSCI Emrg Mkt Fd                    COM      464287234       1,594      37,268 SH       SOLE                     SOLE
Corning Inc                                 COM      219350105       1,569     117,728 SH       SOLE                     SOLE
E M C Corp Mass                             COM      268648102       1,554      65,051 SH       SOLE                     SOLE
Tractor Supply Company                      COM      892356106       1,525      14,644 SH       SOLE                     SOLE
Blackrock Global Energy                     COM      09250U101       1,520      58,804 SH       SOLE                     SOLE
Unitedhealth Group Inc                      COM      91324P102       1,435      25,091 SH       SOLE                     SOLE
Cullen Frost Bankers                        COM      229899109       1,357      21,705 SH       SOLE                     SOLE
Cf Industries Holdings                      COM      125269100       1,329       6,980 SH       SOLE                     SOLE
iShares GS$ Investor Corp                   COM      464287242       1,326      11,060 SH       SOLE                     SOLE
Actavis                                     COM      942683103       1,273      13,820 SH       SOLE                     SOLE
Duke Energy Corporation                     COM      26441C204       1,183      16,292 SH       SOLE                     SOLE
Pfizer Incorporated                         COM      717081103       1,153      39,937 SH       SOLE                     SOLE
iShares Barclay Tips                        COM      464287176       1,127       9,297 SH       SOLE                     SOLE
Oracle Corporation                          COM      68389X105       1,074      33,233 SH       SOLE                     SOLE
Amgen, Inc.                                 COM      031162100       1,041      10,159 SH       SOLE                     SOLE
Nike Inc Class B                            COM      654106103         940      15,927 SH       SOLE                     SOLE
Google Inc Class A                          COM      38259P508         940       1,183 SH       SOLE                     SOLE
Target Corporation                          COM      87612E106         928      13,559 SH       SOLE                     SOLE
Adobe Systems Inc                           COM      00724F101         893      20,519 SH       SOLE                     SOLE
Metlife Inc                                 COM      59156R108         891      23,443 SH       SOLE                     SOLE
Darden Restaurants Inc                      COM      237194105         887      17,170 SH       SOLE                     SOLE
C V S Corp Del                              COM      126650100         857      15,579 SH       SOLE                     SOLE
MONDELEZ INTL INC COM                       COM      50075N104         856      27,972 SH       SOLE                     SOLE
Vanguard Emerging Markets                   COM      922042858         831      19,383 SH       SOLE                     SOLE
BB&T Corporation                            COM      054937107         813      25,895 SH       SOLE                     SOLE
Costco Whsl Corp New                        COM      22160K105         789       7,436 SH       SOLE                     SOLE
Lauder Estee Cos Inc Cl A                   COM      518439104         774      12,094 SH       SOLE                     SOLE
Coach Inc                                   COM      189754104         773      15,469 SH       SOLE                     SOLE
Express Scripts Holding Co.                 COM      30219G108         770      13,362 SH       SOLE                     SOLE
ChevronTexaco Corp.                         COM      166764100         761       6,402 SH       SOLE                     SOLE
United Parcel Svc Inc CL B                  COM      911312106         757       8,807 SH       SOLE                     SOLE
Crown Castle International Cor              COM      228227104         756      10,855 SH       SOLE                     SOLE
Nordstrom Inc                               COM      655664AMZ         749      13,563 SH       SOLE                     SOLE
Nuveen Qual Pfd Inc Fd                      COM      67072C105         731      77,530 SH       SOLE                     SOLE
Whole Foods Market Inc                      COM      966837106         689       7,941 SH       SOLE                     SOLE
Exelon Corporation                          COM      30161N101         664      19,264 SH       SOLE                     SOLE
J P Morgan Chase & Co                       COM      46625H100         629      13,243 SH       SOLE                     SOLE
Swiss Helvetia Fund                         COM      870875101         598      48,801 SH       SOLE                     SOLE
Verizon Communications                      COM      92343V104         575      11,705 SH       SOLE                     SOLE
Colgate-Palmolive Co                        COM      194162103         570       4,831 SH       SOLE                     SOLE
Pimco Exch Traded Fund                      COM      72201R833         544       5,360 SH       SOLE                     SOLE
Vanguard Corp Bond Etf                      COM      92206C409         538       6,700 SH       SOLE                     SOLE
Ishares Tr Lehman Bd Fd                     COM      464288646         516       4,892 SH       SOLE                     SOLE
Ishares Russell Midcap                      COM      464287499         509       4,000 SH       SOLE                     SOLE
Celgene Corp                                COM      151020104         500       4,310 SH       SOLE                     SOLE
Biogen Idec Inc                             COM      09062X103         483       2,507 SH       SOLE                     SOLE
Gabelli Divid & Incm Pfd                    COM      345395206         475      18,363 SH       SOLE                     SOLE
Kimberly-Clark Corp                         COM      494368103         468       4,777 SH       SOLE                     SOLE
3M Company                                  COM      88579Y101         462       4,345 SH       SOLE                     SOLE
Clorox Company                              COM      189054109         457       5,160 SH       SOLE                     SOLE
Philip Morris Intl                          COM      718172109         439       4,733 SH       SOLE                     SOLE
Altria Group Inc                            COM      02209S103         439      12,757 SH       SOLE                     SOLE
Abbvie Inc                                  COM      00287Y109         436      10,695 SH       SOLE                     SOLE
iShares MSCI EAFE Fd                        COM      464287465         421       7,136 SH       SOLE                     SOLE
Scana Corporation New                       COM      80589M102         404       7,889 SH       SOLE                     SOLE
Streettracks Series Trust SPDR              COM      78464A722         403       6,383 SH       SOLE                     SOLE
Vanguard Intl Eqty Index                    COM      922042775         399       9,200 SH       SOLE                     SOLE
United Technologies                         COM      913017109         397       4,247 SH       SOLE                     SOLE
Abbott Laboratories                         COM      002824100         397      11,233 SH       SOLE                     SOLE
Gilead Sciences                             COM      375558103         386       7,880 SH       SOLE                     SOLE
Schlumberger, Ltd.                          COM      806857108         373       4,975 SH       SOLE                     SOLE
Bristol-Myers Squibb Co                     COM      110122108         335       8,139 SH       SOLE                     SOLE
Nestle S A Reg B Adr                        COM      641069406         330       4,552 SH       SOLE                     SOLE
Magellan Midstream Partne                   COM      969491109         326       6,100 SH       SOLE                     SOLE
iShares CEF Real Estate                     COM      464287739         316       4,555 SH       SOLE                     SOLE
Dominion Resources Inc VA New               COM      25746U109         302       5,188 SH       SOLE                     SOLE
Kinder Morgan Energy Partners               COM      494550106         297       3,306 SH       SOLE                     SOLE
Home Depot Inc                              COM      437076102         296       4,246 SH       SOLE                     SOLE
iShares Russell 2000                        COM      464287655         293       3,105 SH       SOLE                     SOLE
Nfj Dividend Interest Fd                    COM      65337H109         289      17,200 SH       SOLE                     SOLE
Franklin Street Ppty Cp                     COM      35471R106         284      19,396 SH       SOLE                     SOLE
Enterprise Prods Partners                   COM      293792107         283       4,690 SH       SOLE                     SOLE
Aegon Nv Cap                                COM      007924301         273      10,334 SH       SOLE                     SOLE
Vanguard European VIPERS                    COM      922042874         262       5,342 SH       SOLE                     SOLE
iShares Lehman US Aggregate BD              COM      464287226         262       2,364 SH       SOLE                     SOLE
Merck & Co Inc                              COM      58933Y105         259       5,864 SH       SOLE                     SOLE
ADR Sanofi-Aventis Spons.                   COM      80105N105         258       5,050 SH       SOLE                     SOLE
Eaton Vance Tax Mgd Buy                     COM      27828Y108         249      19,000 SH       SOLE                     SOLE
Royal Bk Scotland                           COM      780097804         240      10,759 SH       SOLE                     SOLE
iShares Cohen & Steer                       COM      464287564         239       2,900 SH       SOLE                     SOLE
Renaissancere                               COM      G7498P309         238       9,419 SH       SOLE                     SOLE
Vanguard Intermediate Term Bon              COM      921937819         232       2,630 SH       SOLE                     SOLE
Western Asset Claymore                      COM      95766R104         229      17,300 SH       SOLE                     SOLE
Coca Cola Company                           COM      191216100         226       5,594 SH       SOLE                     SOLE
Pharmaceutical Holdrs Tr Depos              COM      71712A982         216       4,800 SH       SOLE                     SOLE
AT&T                                        COM      00206R102         215       5,849 SH       SOLE                     SOLE
MFC Nuveen NC Prem Income Mun               COM      67060P100         212      14,695 SH       SOLE                     SOLE
Clough Global Oppty Fd                      COM      18914E106         207      16,050 SH       SOLE                     SOLE
American Intl Group Inc                     COM      026874784         201       5,177 SH       SOLE                     SOLE